Plant and Equipment - Schedule of Cash Payments to Purchase Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule Of Cash Payments To Purchase Plant And Equipment Abstract
Purchase of plant and equipment	RM 25,535,714	$ 5,705,667	RM 1,455,262
Financed by hire purchase arrangements	(250,000)	(55,859)
Other payables	(24,023,094)	(5,367,690)
Cash payments on purchase of plant and equipment	RM 1,262,620	$ 282,118	RM 1,455,262	RM 161,867